Commitments and contingencies	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

13. Commitments and contingencies

The Company exercises considerable judgment in determining the exposure to risks and recognizing provisions or providing disclosure for contingent liabilities related to pending litigations or other outstanding claims and liabilities. Judgment is necessary in assessing the likelihood that a pending claim will succeed, or a liability will arise and to quantify the possible range of the final settlement. Provisions are recorded for liabilities when losses are considered probable and can be reasonably estimated. Because of the inherent uncertainties in making such judgments, actual losses may be different from the originally estimated provision. Estimates are subject to change as new information becomes available, primarily with the support of internal specialists or outside consultants, such as actuaries or legal counsel. Adjustments to provisions may significantly affect future operating results.

The following table summarizes the Company obligations by contractual maturity on June 30, 2022:

	Payments by Period
(in Euros)	Total	Less than a year	1 to 3 years	4 to 5 years	More than 5 years
OSR operating leases and office rent	€33,500	€13,400	€20,100	€-	€-
AGC manufacturing	83,200	8,050	58,150	17,000	-
Insurances on operating leases	25,653	6,996	18,657	-	-
Total	€142,353	€28,446	€96,907	€17,000	€-

The commitments with OSR relate to the office rent agreement while the commitments with AGC Biologics (“AGC”) relate to biologic stability studies on plasmid batches. Insurances on operating leases are related to the non-lease insurance component of BMW car leasing agreement, which was entered into in February 2022 and has a term of four (4) years.

The Company has not included future milestones and royalty payments in the table above because the payment obligations under these agreements are contingent upon future events, such as the Company’s achievement of specified milestones or generating product sales, and the amount, timing and likelihood of such payments are unknown and are not yet considered probable.

CMOs and CROs agreements

The Company enters into contracts in the normal course of business with CMOs, CROs and other third parties for exploratory studies, manufacturing, clinical trials, testing, and services (shipments, travel logistics, etc.). These contracts do not contain minimum purchase commitments and, except as discussed below, are cancelable by the Company upon prior written notice. Payments due upon cancellation consist only of payments for services provided or expenses incurred, including non-cancelable obligations of the Company’s vendors or third-party service providers, up to the date of cancellation. These payments are not included in the table above as the amount and timing of such payments are not known.

OSR - San Raffaele Hospital

The License Agreement in place with OSR provides for milestone payments and royalties. The OSR agreements are non-cancelable, except in the case of breach of contract, and includes total potential milestone payments of up to €10 million related to the lympho-hematopoietic indication of each Licensed Product, and up to €53 million related to each Solid Cancer indication (as defined in the agreement); however, starting with the fifth Solid Cancer indication, the first two related milestone payments totaling €7.0 million, are reduced to €3.5 million. The milestones relate to certain events such as, dosing of the first patient with a licensed product in Phase II and III of the trial, MAA (marketing authorization application) and NDA (new-drug application) approval of the licensed product, the first commercial sale of the product in the US and major European countries, and annual sales for the licensed product exceeding a certain amount in different territories.

Glioblastoma multiforme (GBM)

As discussed in Note 12, in December 2020, the Company had one indication ongoing, GBM. The Company’s contingent liability for this first solid cancer indication potentially payable to OSR was €53 million, as explained above.

Liver cancer (LC)

In relation to the option exercised by the Company for the second solid cancer indication, the Company and OSR agreed that the payment due in relation to the “First patient dosed with a Licensed Product in Phase I/II Clinical Trial,” as stated in the agreement, was reduced to €0.5 million rather than €1.0 million. The reduction applied to the first license fee payment only. All the additional contingent payments, other than the last contingent payment of €5.0 million, remained a contingent liability of the Company and potentially payable to OSR. Therefore, for the second solid cancer indication (liver cancer), the total potential commitment of possible contingent payments could amount to €47.5 million.

The agreements also include a €7.8 million commitment related to the development and manufacturing of licensed products, of which the Company had incurred €0.8 million and €0.7 million of expenses during the first six months ended June 30, 2022 and June 30, 2021, respectively. The cumulative expense to date is €6.2 million.

AGC Biologics (formerly MolMed)

The AGC agreement is non-cancelable, except in the case of breach of contract, and includes a potential milestone of €0.3 million if a phase 3 study is approved by the relevant authority, as well as potential royalty fees between 0.5% and 1.0% depending on the volume of annual net sales of the first commercial and named patient sale of the product. In the AGC Agreement, the Company entrusts AGC with certain development activities that will allow the Company to carry out activities related to its clinical research and manufacturing. The AGC agreement also includes a technology transfer fee of €0.5 million related to the transfer of the manufacturing know-how and €1.0 million related to the marketability approval by regulatory authorities. The agreement is a “pay-as-you-go” type arrangement with all services expensed in the period the services were performed. In February 2020, the Company entered into Amendment 4 to the Framework Service Agreement with AGC Biologics related to production and testing of the Company’s GBM trials, for a total amount of €360,000. In March 2020, the Company entered into Amendment 5 to the Framework Service Agreement with AGC Biologics related to production and testing of the Company’s GBM trials, for a total amount of €259,000. In March 2020, the Company entered into Amendment 6 to the Framework Service Agreement with ACG Biologics related to production and testing of the Company’s GBM trials, for a total amount of €41,000. In August 2020, the Company entered into Amendment 7 to the Framework Service Agreement with ACG Biologics related to production and testing of the Company’s GBM trials for a total amount of €259,000, which provides the Company with an option to accelerate GBM production as stated in Amendment 5 at a 20% cost increase. In October 2020, the Company entered into Amendment 8 to the Framework Service Agreement with ACG Biologics related to production and testing of the Company’s GBM trials, for a total amount of €17,000. In October 2021 the Company entered into Side Letter to the Framework Service Agreement with ACG Biologics to perform the manufacture of one (1) additional GMP batch of 24L INFa LV vector (TIA-126 LV) in 2021 (the “LVV Batch”) in connection with the Study TEM-GBM001, Genenta is in the process of completing, for a total amount of €311,280. In December 2021 the Company entered into Side Letter to the Framework Service Agreement with ACG Biologics to perform the manufacture of one (1) additional GMP batch of 24L INFa LV vector (TIA-126 LV) in 2022 (the “LVV Batch”) in connection with the Study TEM-GBM001, Genenta is in the process of completing, for a total amount of €311,280. In March 2022 the Company entered into Side Letter to the Framework Service Agreement with ACG Biologics to perform the manufacture of one (1) additional GMP batch of 24L INFa LV vector (TIA-126 LV) in 2022 for use in connection with the Study for €272,800.

In early 2020, the Company and AGC amended the Master Service Agreement for the fourth time to regulate some new production activities for which the total estimated budget amounts to €0.3 million. At June 30, 2022, the Company is committed to pay a total of €32,200 relating to various stability timepoints, which will be realized and come due at different times.

In September 2021, the Company extended the stability studies on the plasmid batch pIFNa 16024 (p906) up to nine (9) years and at June 30, 2021, the Company was committed to pay a total of €51,000 relating to various stability timepoints which will be realized in the future. At June 30 ,2022, the total commitment of the Company for stability endpoints to be realized in the future amounts to €83,200.

Operating lease - office rent

On January 1, 2020, the Company began a six-year non-cancelable lease agreement for office space with OSR. Withdrawal is allowed from the fourth year with a notice of 12 months. Since the annual rent amounts to €13,400, at June 30, 2022, outstanding minimum payments amount to €6,700 until January 1, 2023.

Capital lease

On February 11, 2022, the Company entered into a four (4) year car lease. This lease has been recognized as a capital lease. For the six months ended June 30, 2022, the Company recorded in the Consolidated Statement of Operations and Comprehensive amortization expenses of €4,583.

On June 30, 2022, the Company recorded €44,737 property and equipment, net and €12,330 and €32,407 for Lease Current and Non-Current liabilities, respectively.

The car underling the lease agreement is fully covered by insurance policies for the duration of the lease agreement, for a total amount of €27,985. This insurance policy is considered a non-lease component, since it represents services provided separately from the car lease agreement. Therefore, it is accounted for in insurance expense in the Consolidated Statement of Operations and Comprehensive Loss when occurred. For the six months ended June 30, 2022, the Company recorded insurance costs of €2,332. On June 30, 2022, the outstanding payments for insurance expense related to the car under lease amounted to €25,653.

Legal proceedings

The Company is not currently party to any material legal proceedings. At each reporting date, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of ASC 450, Contingencies. The Company was notified by Theravectys of the possible infringement by the Company of Theravectys’ exclusive license to patents no. EP 1071804, EP 1224314, and EP 1222300 granted from the owner of the patents Institut Pasteur. Each of these patents is now expired, having each reached the end of it its patent term on April 23, 2019 for EP 1071804 and October 10, 2020 for EP 1224314, and EP 1222300. The Company considered the situation and determined that the likelihood of a material adverse effect on its business is remote. To date, the Company has not engaged in any such discussions with Theravectys nor has the Company received any further communication from Theravectys. The Company expenses, as incurred, the costs related to its legal proceedings, if any.

Coronavirus Pandemic

On March 11, 2020, the World Health Organization declared the outbreak of the coronavirus (COVID-19) pandemic. Significant uncertainties may arise with respect to potential shutdowns of operations or government orders to cease activities due to emergency declarations, inability to operate, or employee shortages, claims for business interruption insurance, etc. Although the Company has experienced minimal disruption to date and still has staff working remotely from home, the Company may find it difficult to enroll patients in its clinical trials, which could delay or prevent the Company from proceeding with the clinical trials of its product candidates; therefore, the coronavirus pandemic may still have a significant impact on the future results of the Company.